Segment data (Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 27,597,193	¥ 28,403,118	¥ 27,234,521
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,054,431	10,797,304	9,405,305
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,341,364	2,323,399	2,555,368
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,414,236	4,292,800	4,231,077
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 3,923,621	¥ 4,724,784	¥ 4,947,169